Related Party Transactions	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Related Party Transactions

Note 16 - Related Party Transactions

In accordance with the provisions set forth in the Chilean General Banking Law and the instructions issued by the CMF, related parties are those individuals or corporations related to the ownership or management of the Institution directly or through third parties.

Article 89 of the Ley de Sociedades Anónimas (Chilean Companies Law), which also applies to Banks, establishes that any transaction with a related party must be carried out on an arm’s length basis.

In the case of sociedades anónimas abiertas (publicly traded companies) and their subsidiaries, transactions with related parties involve any negotiation, act, contract or transaction in which the company must intervene; the following are considered as parties related to them: those entities of the corporate group to which the company belongs; the corporations that, with respect to the company, have the status as parent, controlling entity, affiliate, subsidiary; the Directors, Managers, Administrators, Chief Executive Officer or Liquidators of the company, acting in their own names or on behalf of individuals other than the company, and their respective spouses or their relatives up to the second degree of consanguinity, as well as any entity controlled either directly or indirectly, through any of them; and any person who either acting individually or jointly with others with whom it has executed a joint operation agreement, may appoint at least one member of the management of the company or controls 10% or more of its capital stock, with the right to vote, in the case of a sociedad por acciones (stock corporation); those established by the bylaws of the company, or justifiably identified by the Directors’ Committee; and those in which it has acted as Director, Manager, Administrator, Chief Executive Officer or Liquidator of the company, during the last eighteen months. Article 147 of the Ley de Sociedades Anónimas (Chilean Companies Law) sets forth that a sociedad anónima abierta (publicly traded company) may only carry out transactions with related parties when they are intended to contribute to the corporate interest, are adjusted in the price, terms and conditions to those prevailing in the market at the time of their approval and comply with the requirements and the procedure indicated by it. Moreover, Article 84 of the Chilean General Banking Law establishes limits for the loans that may be granted to related parties and the prohibition to grant loans to the Directors, Managers or General Attorneys of the Bank

a)    Loans granted to related parties

As of June 30, 2021 and December 31, 2020, the loans granted to related persons are detailed below:

	As of June 30, 2021			As of December 31, 2020
	Productive	Investment		Productive	Investment
	companies	companies	Individuals	companies	companies	Individuals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable from customers
Commercial loans	91,133	7,540	6,095	150,796	10,037	6,517
Mortgage loans	—	—	33,367	—	—	30,124
Consumer loans	—	—	7,099	—	—	7,189
Gross loans and accounts receivable from customers	91,133	7,540	46,561	150,796	10,037	43,830
Allowance for loan losses	(7,105)	(945)	(220)	(6,333)	(885)	(348)
Loans and receivables to customers, net	84,028	6,595	46,341	144,463	9,152	43,482

Note 16 - Related Party Transactions, continued

b)    Other transactions and contracts with related parties

Below are the balances as of June 30, 2021, 2020 and for the year ended December 31, 2020, for transactions with related parties and the impact on results:

		As of June 30, 2021
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	—
Bcycle Latam SPA	Administrative consulting	—	—	—
Combanc S.A.	Data transmission services	—	—	(225)
Comder Contraparte Central S.A	Banking services	—	—	(415)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	—
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(220)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	—
Inmetrics Chile S.A	Other services	—	—	—
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(13,663)	—	(1,127)
Inmobiliaria Gabriela S.A	Other services	(666)	—	(65)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,675)
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(63)	—	(62)
Itaú Unibanco	Business management reimbursement	1,245	1,301	(291)
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(1,446)
Pulso Editorial S.A.	Publishing services	—	—	(89)
Redbanc S.A.	ATM management	—	—	(1,796)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM	—	—	(991)
Transbank S.A.	Credit card management	—	—	(5,065)

These transactions were carried out at normal market prices prevailing on the date of the transactions.

		As of June 30, 2020
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(8)
Bcycle Latam SPA	Administrative consulting	—	—	(1,109)
Combanc S.A.	Data transmission services	—	—	(252)
Comder Contraparte Central S.A	Banking services	—	—	(434)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(8)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(250)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(8)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(14,830)	—	(2,323)
Inmobiliaria Gabriela S.A	Other services	(755)	—	(63)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(1,301)
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	—	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(192)	—	(533)
Itaú Unibanco	Business management reimbursement	1,121	1,460	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(1,679)
Pulso Editorial S.A.	Publishing services	—	—	(15)
Redbanc S.A.	ATM management	—	—	(1,614)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM	2,190	—	(1,189)
Transbank S.A.	Credit card management	1,121	—	(7,297)

Note 16 - Related Party Transactions, continued

		As of and for the year ended December 31, 2020
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(8)
Bcycle Latam SPA	Administrative consulting	—	—	(2,165)
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	—
Combanc S.A.	Data transmission services	—	—	(472)
Comder Contraparte Central S.A	Banking services	—	—	(826)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(8)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(537)
Corp Imagen y diseños S.A.	Marketing	—	—	—
Corp Research S.A.	Advisory services	—	—	—
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(8)
Inmetrics Chile S.A	Other services	—	—	(1,470)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	(14,175)	—	(4,693)
Inmobiliaria Gabriela S.A	Other services	(708)	—	(128)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,613)
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	—	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases	(198)	—	(1,143)
Itaú Unibanco	Business management reimbursement	1,549	2,213	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,319)
Pulso Editorial S.A.	Publishing services	—	—	(24)
Redbanc S.A.	ATM management	—	—	(3,094)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM	991	—	(2,388)
Transbank S.A.	Credit card management	—	—	(13,177)

These transactions were carried out at normal market prices prevailing at the day of the transactions.

c)    Donations

		For the six-month periods ended June 30,
Name or corporate name	Description	2021	2020
		MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	721	1,556
Fundación Descúbreme	Donations	111	117
Fundación Itaú	Donations	93	97